Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Interest on income taxes expense (less than)	$ 1	$ 1	$ 1
Income tax penalties expense	1	1	1
Increase (decrease) in uncertain income tax positions	1	1	1
Federal
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 1	$ 1	$ 1